BENEFIT PLANS - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Percentage of Employer Match for up to Six Percent of Participants Earnings	50.00%
Percentage of Employee Match for Employer Contribution	6.00%
Defined Contribution Plan, Cost Recognized	$ 250,000	$ 248,000	$ 260,000
Group Term Replacement Plan, Cost Recognized	106,000	47,000	40,000
Executive Supplemental Retirement Agreements, Cost Recognized	737,000	725,000	882,000
Performance-Based Incentive Plan Expense	112,000	339,000	366,000
Supplemental Executive Retirement Plan, Cost Recognized	$ 13,000	$ 19,000	$ 11,000